SEXTANT
MUTUAl  FUNDS
(GRAPHIC  OMITTED)
JUNE  23,  1997

FELLOW  SHAREHOLDERS
A 20-year bull market has convinced every investor that the way to riches is The Market. Because our experience goes back even longer, we want to warn you that it's just not that easy. There have been few comparable periods in world history, and the conditions that produced the current success will be difficult to duplicate in the future. Sharp increases in corporate profits combined with historic drops in inflation and interest rates cannot be repeated indefinitely. Present trends now suggest an era of mild economic growth with low inflation. The result is 5 to 10 percent forecasted returns for both stocks and bonds.
Your no-load Sextant Funds address a spectrum of investment needs. In light of our forecast, for example, you may wish to favor quality bonds. All Sextant Funds stress low operating expenses and employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. The four Funds pay increased or decreased monthly advisory fees depending on relative performance over the prior 12 months. For the twelve months ended May 31, 1997, comparative total returns are:





Sextant Fund     Total Return   vs. Morningstar   Total Return
---------------  -------------  ----------------  -------------


Short-Term Bond          5.91%  Short-Term Bonds          6.33%
Bond Income              8.54%  Long-Term Bonds           8.47%
Growth                  17.03%  Domestic Growth          15.38%
International           22.76%  Foreign Stock            11.86%



For the year, the high-quality Sextant bond funds essentially matched their Morningstar peer categories. No bonus or penalty was due the advisor. With a 6.3% current yield, Short-Term Bond Fund is a great alternative to money-market funds for the risk-adverse investor.
The Growth Fund's excellent results in 1997 means it is now outperforming the Morningstar Domestic Growth category. As long-term investors, our faith in value investing is providing above-average results. Saturna Capital, which had its advisory fee slashed when the Growth Fund trailed, is now earning a bonus for the good results.
We believe investors should look outside the U.S. for a material portion of their portfolio, being unwise to insulate oneself from foreign events and opportunities. We are pleased that the 22.76% return earned by the Sextant International Fund for the last 12 months far outdistanced the Foreign Stock category and is earning Saturna Capital the maximum bonus for above-average performance.
Information on each Fund's operation is found on the following pages. With the good results, incentive advisory fee, and low operating expenses of the Sextant Funds, you might conclude that these Funds can provide real investment value. You won't be wrong: if you read the footnotes carefully, you will find that the "insiders" own an average 32% of each Sextant Fund.
                              RESPECTFULLY,

     NICHOLAS  KAISER,  PRESIDENT          PHELPS  MCILVAINE,  VICE  PRESIDENT
     (Manager,  Sextant  Growth;          (Manager,  Sextant  Bond  Income;
     Sextant  International  )          Sextant  Short-Term  Bond)

(GRAPHIC  OMITTED)
SEXTANT  SHORT-TERM  BOND  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
MAY  31,  1997
INVESTMENTS






Rating*                  Issuer                    Coupon/Maturity   Face Amount   Market Value
-------  ---------------------------------------  -----------------  ------------  -------------


-        Appliances (5.7)
 A-      Whirlpool                                   9.5% 6/15/2000  $    100,000  $     107,323

-        Banking (15.9%)
 A-      Bankers Trust-NY                            9.5% 6/14/2000        75,000         80,274
 A-      Chase Manhattan                             9.05% 2/1/2002        40,000         39,726
 BBB+    First Interstate Bank                      8.625% 4/1/1999        75,000         77,449
 AA-     Norwest Financial                           6.23% 9/1/1998       100,000         99,625
                                                                     ------------  -------------
-                                              -                  -       290,000        297,074
-        Consumer Finance (7.6%)
  AA-    Associates Corp NA                        8.35% 12/22/1998       100,000        102,590
 A-      GMAC                                      5.95% 12/28/1998        40,000         39,448
                                                                     ------------  -------------
-                                              -                  -       140,000        142,038
-        Electric Utilities (14.0%)
 A+      Mississippi Power                         6.625% 8/01/2000        60,000         59,451
 A       Pacific Gas & Electric                    6.75% 12/01/2000       100,000         99,153
 A-      Public Service Enterprise Group             8.75% 7/1/1999       100,000        102,610
                                                                     ------------  -------------
-                                              -                  -       260,000        261,214
-        Food (7.8%)
 A+      H.J. Heinz Co.                            6.75% 10/15/1999        65,000         65,121
 BBB+    Supervalue                                 7.25% 7/15/1999        80,000         80,328
                                                                     ------------  -------------
-                                              -                  -       145,000        145,449
-        Gas Distribution (6.4)
 A+      Consolidated Natural Gas                  5.875% 10/1/1998       120,000        118,640

-        Investment Finance (17.2%)
 BBB+    Finovia Capital                            5.98% 2/27/2001        75,000         72,303
 AA-     Merrill Lynch                              6.00% 1/15/2001       100,000         97,156
 BBB     Salomon Inc.                               6.70% 12/1/1998       100,000         99,955
 A-      Smith Barney Holding                        7.98% 3/1/2000        50,000         51,133
                                                                     ------------  -------------
-                                              -                  -       325,000        320,547
-        Retailing (9.6%)
 BBB     Limited                                   8.875% 8/15/1999        75,000         77,818
 BBB+    Dayton Hudson                               7.50% 3/1/1999       100,000        101,340
                                                                     ------------  -------------
                                     -                                175,000            179,158
-        Tobacco (4.2%)
 A       Phillip Morris                              9.75% 02/15/00        75,000         79,168

-        U.S. Government Obligations (8.1%)
 AAA     U.S. Treasury Note                           7.00% 4/15/99       150,000        152,133


-        Total Investments (96.5%)                Cost = $1,818,200     1,780,000      1,802,744
                                                                     ============  =============
-        Other Assets (net of liabilities) 3.5%)                  -             -         66,143
                                                                                   -------------
-        Total Net Assets (100%)                                  -             -  $   1,868,887
                                                                                   =============

*Ratings  are  the  lesser  of  S&P  or  Moody's

(GRAPHIC  OMITTED)
SEXTANT  SHORT-TERM  BOND  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
FINANCIAL  HIGHLIGHTS



Selected  data  per  share  of  capital  stock  outstanding  throughout  the  period:



                                                        For the Six Months       For the year       Sept. 28. '95 (incep-
                                                        ended May 31, 1997    ended Nov. 30, '96    tion) to Nov. 30 '95*
                                                       --------------------  --------------------  -----------------------


   Net asset value at beginning of period              $              5.00   $              5.03   $                 5.00
                                                       --------------------  --------------------  -----------------------
  Income From Investment Operations
  Net Investment Income                                               0.14                  0.25                     0.03
  Net gains or losses on securities
     (both realized and unrealized)                                  (0.05)                (0.03)                    0.03
                                                       --------------------  --------------------  -----------------------
Total From Investment Operations                                      0.09                  0.22                     0.06
                                                       --------------------  --------------------  -----------------------
  Less Distributions
  Dividends (from net investment income)                             (0.14)               ($0.25)                  ($0.03)
  Distributions (from capital gains)                                  0.00                  0.00                     0.00
                                                       --------------------  --------------------  -----------------------
Total Distributions                                                  (0.14)                (0.25)                   (0.03)
                                                       --------------------  --------------------  -----------------------
Net asset value at end of period                       $              4.95   $              5.00   $                 5.03
                                                                      0.01                  0.01
Total Return                                                          1.84%                 4.85%                    1.05%

Ratios / Supplemental Data
Net assets ($000), end of period                       $             1,869   $             2,016   $                  878
Ratio of expenses to average net assets                               0.26%                 0.85%                    0.23%
Ratio of net investment income to average net assets                  2.83%                 6.30%                    0.68%
Portfolio turnover rate                                                 15%                  100%                       0%

  For  the  above  periods,  all  or  a  portion  of the operating expenses were waived. If costs had not been waived, the resulting  increase  to expenses per share in each period would have been $ .01, $.02 and $.007. The increase to the ratio of  expenses  to  average  monthly  net  assets  would  be  .25%,  .52%  and  .16%,  respectively.
*  not  annualized



STATEMENT  OF  ASSETS  AND  LIABILITIES






As of May 31, 1997


Assets
  Bond investments (cost $1,818,199)                          $1,802,744
  Cash                                                            27,520
  Interest receivable                                             39,282
                                                              -----------
    Total Assets                                                       -   $1,869,546
                                                                           ----------

Liabilities
  Payable to affiliate                                               659
                                                              -----------
    Total Liabilities                                                  -          659
                                                                           ----------

Net Assets                                                             -    1,868,887
                                                                           ----------
Fund shares outstanding                                                -      377,722
Analysis of Net Assets
  Paid in capital (unlimited shares authorized, without par)   1,907,096
  Undistributed net investment income                                 22
  Accumulated net realized gain (loss) on investments            (22,775)
                                                              -----------
  Unrealized net appreciation on investments                     (15,456)
                                                              -----------
  Net Assets applicable to Fund shares outstanding                     -   $1,868,887
                                                                           ==========

Net Asset Value per share                                              -   $     4.95
                                                                           ==========


SEXTANT  SHORT-TERM  BOND  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
STATEMENT  OF  OPERATIONS





For the six months ended May 31, 1997


Investment income
  Interest income                                            $ 69,765
  Amortization of bond premiums                                (9,002)
  Accretion                                                        23
                                                             ---------
    Gross investment income                                         -   $60,786


Expenses
  Investment adviser and administration fee                     5,887
  Professional fees                                             2,267
  Custodian Fees                                                1,034
  Filing and registration fees                                    790
  Printing and postage                                            743
  Other expenses                                                  311
                                                             ---------
  Total gross expenses                                         11,032
    Less earnings credits                                      (1,034)
    Less advisory fee waived                                   (4,883)
                                                             ---------
  Net expenses                                                      -     5,115
                                                                        --------
    Net investment income                                           -    55,671
                                                                        --------


Net realized gain (loss) on investments
  Proceeds from sales                                         394,520
  Less cost of securities sold based on identified cost       396,170
                                                             ---------
    Realized net gain (loss)                                        -    (1,650)


Unrealized gain (loss) on investments
  End of period                                               (15,456)
  Beginning of period                                           4,435
                                                             ---------
  Decrease in unrealized gain for the period                  (19,891)
                                                             ---------
    Net realized and unrealized gain (loss) on investments    (21,541)
                                                             ---------


Net increase in net assets resulting from operations         $ 34,130
                                                             ---------

SEXTANT  SHORT-TERM  BOND  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
STATEMENT  OF  CHANGES  IN  NET  ASSETS
(GRAPHIC  OMITTED)







                                                         Six Months ended     Year ended
                                                           May 31, 1997      Nov. 30, 1996
                                                        ------------------  ---------------


INCREASE IN NET ASSETS
Operations:
  Net investment Income                                 $          55,671   $      133,032
  Net realized gain (loss) on investments                          (1,650)         (21,126)
  Net increase in unrealized appreciation                         (19,891)             698
                                                        ------------------  ---------------
  Net increase  in net assets from operations                      34,130          112,604
                                                        ------------------  ---------------

Dividends to Shareowners from:
  Net investment income                                           (55,671)        (133,010)
                                                        ------------------  ---------------
  Capital gains distributions                                           -                -
                                                        ------------------  ---------------

Fund Share Transactions:
  Proceeds from sales of shares                                   178,680        3,700,165
  Value of shares issued in reinvestment of dividends              54,812          129,365
                                                        ------------------  ---------------
                                                                  233,492        3,829,530
  Cost of shares redeemed                                        (359,862)      (2,670,058)
                                                        ------------------  ---------------
  Net Increase in net assets from share transactions             (126,370)       1,159,472
                                                        ------------------  ---------------
Total increase (decrease) in net assets                          (147,911)       1,139,066

NET ASSETS
  Beginning of period                                           2,016,798          877,732
                                                        ------------------  ---------------
  End of period                                         $       1,868,887   $    2,016,798
                                                        ==================  ===============

Shares of the Fund Sold and Redeemed
  Number of shares sold                                            41,091          740,752
  Number of shares issued in reinvestment of dividends             11,065           26,037
  Number of shares redeemed                                       (77,775)        (538,054)
                                                        ------------------  ---------------

Net Increase (decrease) in
  Number of Shares Outstanding                                    (25,619)         228,735
                                                        ==================  ===============


SEXTANT  BOND  INCOME  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
MAY  31,  1997
INVESTMENTS






Rating*                   Issuer                    Coupon/Maturity   Face Amount   Market Value
-------  ----------------------------------------  -----------------  ------------  -------------


-        Aerospace (5.2%)
A        United Technology Corp.                   8.875% 11/15/2019  $     50,000  $      56,828

-        Automotive (4.6%)
A-       General Motors                             8.125% 4/15/2016        50,000         49,825

-        Banking (4.3%)
A-       Comerica Bank                              7.125% 12/1/2013        50,000         46,725

-        Beverages (4.8%)
A-       Seagram Co. Ltd                             8.35% 1/15/2022        50,000         52,589

-        Building (4.1%)
A+       Lowes Corp                                 7.00% 10/15/2023        50,000         44,581

-        Electric Utilities (21.5%)
A+       Alabama Power                                7.75% 2/1/2023        50,000         47,756
BBB      Commonwealth Edison                          7.50% 7/1/2013        50,000         47,980
BBB      New Orleans Public Service                   8.00% 3/1/2023        50,000         48,080
A        Southern California Edison                  6.90% 10/1/2018        50,000         44,782
BBB      Texas Utilities                              8.50% 8/1/2024        45,000         45,864
                                                                      ------------  -------------
-                                               -                  -       245,000        234,462
-        Electronics (4.4%)
BBB+     Phillips Electronics                        7.25% 8/15/2013        50,000         47,540

-        Food (4.4%)
BBB      Nabisco Holdings                            7.55% 6/15/2015        50,000         48,512

-        Investment Finance (12.9%)
A        Dean Witter Discover                       6.75% 10/15/2013        50,000         45,354
A+       Morgan Stanley Group                         7.50% 2/1/2024        50,000         46,513
BBB+     Paine Webber Group                         7.625% 2/15/2014        50,000         48,672
                                                                      ------------  -------------
-                                               -                  -       150,000        140,539
-        Paper Products (4.5%)
 BBB-    Georgia Pacific                             7.70% 6/15/2015        50,000         48,691

-        Retailing (4.2%)
BBB+     Rite Aid Corporation                       6.875% 8/15/2013        50,000         45,819

-        U.S. Government Obligations (20.0%)
AAA      U.S. Treasury Bond                         7.50% 11/15/2016       100,000        105,375
AAA      U.S. Treasury Bond                         8.125% 8/15/2019       100,000        112,422
                                                                      ------------  -------------
-                                               -                  -       200,000        217,797
-------

-        Total Investments (94.9%)                 Cost = $1,106,358     1,045,000      1,033,908
                                                                      ------------  -------------
-        Other Assets (net of liabilities) (5.1%)                  -             -         56,021
                                                                                    -------------
-        Total Net Assets (100%)                                   -             -  $   1,089,929
                                                                                    =============

*RATINGS  ARE  THE  LESSER  OF  S&P  OR  MOODY'S

SEXTANT  BOND  INCOME  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
FINANCIAL  HIGHLIGHTS



Selected  data  per  share  of  capital  stock  outstanding  throughout  the  period:



                                                              Period
3/1/93 (In-
Six Months Ended                                        Year ended Nov. 30,    ception) to
                                                       ---------------------
        May 31 1997                                            1996               1995         1994     11/30/93*
-----------------------------------------------------  ---------------------  -------------  --------  -----------


Net asset value at beginning of period                 $               4.76   $       4.91   $  4.39   $     5.03   $  5.00
                                                       ---------------------  -------------  --------  -----------  --------
  Income from investment operations
  Net investment income                                                0.15           0.30      0.24         0.25      0.16
  Net gains or losses on securities
    (both realized and unrealized)                                    (0.21)         (0.12)     0.52        (0.64)     0.04
                                                       ---------------------  -------------  --------  -----------  --------
Total From Investment Operations                                      (0.06)          0.18      0.76        (0.39)     0.20
                                                       ---------------------  -------------  --------  -----------  --------
  Less distributions
  Dividends (from net investment income)
    Non-taxable                                                           -              -    (0.236)       (0.25)   (0.167)
    Taxable                                                           (0.15)         (0.30)   (0.004)
  Distributions (from capital gains)                                      -          (0.03)     0.00         0.00    (0.003)
                                                       ---------------------  -------------  --------  -----------  --------
Total Distributions                                                   (0.15)         (0.33)    (0.24)       (0.25)    (0.17)
                                                       ---------------------  -------------  --------  -----------  --------
Net asset value at end of period                       $               4.55   $       4.76   $  4.91   $     4.39   $  5.03
Total return                                                         (1.20)%          4.04%    17.69%      (8.24)%     4.86%

Ratios/supplemental data
Net assets ($000), end of period                       $              1,090   $      1,201   $ 1,096   $    1,456   $ 1,662
Ratio of expenses to average net assets                                0.27%          0.63%     0.54%        0.41%     0.35%
Ratio of net investment income to average net assets                   3.41%          5.96%     5.15%        5.48%     3.28%
Portfolio turnover rate                                                   9%            75%       77%          74%       36%


  For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived,
the  resulting  increases    to  expenses  per share in each of the above periods would be $.01, $.03, $0.22, $0.13,and $.03 respectively. The increase to the ratio of expenses to  average monthly net assets would be .33%, .70%, .60%, .51%, and 26%, respectively.
*  not  annualized


STATEMENT  OF  ASSETS  ANE  LIABILITIES




For  the  Six  Months  Ended  May  31,  1997





Assets
  Bond investments (cost $1,106,358)                          $1,033,908
  Cash                                                            33,575
  Interest receivable                                             21,087
  Insurance deposit                                                  400
                                                              -----------
    Total Assets                                                       -    1,088,970
                                                                           -----------
Liabilities
  Payable to affiliate                                              (959)
                                                              -----------
    Total Liabilities                                                  -         (959)
                                                                           -----------
Net Assets                                                             -   $1,089,929
                                                                           ===========

Fund shares outstanding                                                -      239,779
Analysis of Net Assets
  Paid in capital (unlimited shares authorized, without par)   1,235,693
  Undistributed net investment loss                               (1,222)
  Accumulated net realized gain (loss) on investments            (74,167)
  Unrealized net depreciation on investments                     (70,375)
                                                              -----------
  Net Assets applicable to Fund shares outstanding                     -   $1,089,929
                                                                           ===========

Net Asset Value per share                                              -   $     4.55

SEXTANT  BOND  INCOME  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)

STATEMENT  OF  OPERATIONS




For  the  six  months    ended  May  31,  1997





Investment income
  Interest income                                             40,538
  Amortization of bond premiums                                 (776)
  Accretion                                                      418
                                                             --------
    Gross investment income                                        -   $ 40,180
Expenses
  Investment adviser and administration fee                    3,373
  Professional fees                                            1,332
  Printing and postage                                           698
  Other expenses                                                 511
  Filing and registration fees                                   430
  Custodial fees                                                 175
                                                             --------
  Total gross expenses                                         6,519
    Less earnings credits                                       (175)
    Less advisory fee waived                                  (3,373)
                                                             --------
  Net expenses                                                     -      2,971
                                                             --------
    Net investment income                                          -     37,209
                                                             --------  ---------
Net realized gain on investments
  Proceeds from sales                                        133,706
  Less cost of securities sold based on identified cost      137,774
                                                             --------
    Realized net gain (loss)                                       -     (4,068)
                                                             --------
Unrealized gain (loss) on investments
  End of period                                              (70,375)
  Beginning of period                                        (22,635)
                                                             --------
  Decrease in unrealized gain for the period                       -    (47,740)
                                                             --------  ---------
    Net realized and unrealized gain (loss) on investments         -    (51,808)
                                                             --------  ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               -   $(14,599)
                                                                       =========


STATEMENT  OF  CHANGES  IN  NET  ASSETS






                                                                   Six Months ended      Year ended
        31-May-97                                                    Nov. 30, 1996
---------------------------------------------------------------  ---------------------


INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                          $             37,209   $    71,541
  Net realized gain (loss) on investments                                      (4,068)        7,358
  Net increase (decrease) in unrealized appreciation                          (47,740)      (35,266)
                                                                 ---------------------  ------------
  Net increase (decrease) in net assets from operations                       (14,599)       43,633

Dividends to Shareowners From:
  Net investment income                                                       (37,209)      (72,347)
  Capital gains distributions                                     -                 -        (7,240)
                                                                 ---------------------  ------------

Fund Share Transactions:
  Proceeds from sales of shares                                                11,125       303,624
  Value of shares issued in reinvestment of dividends                          36,512        77,813
                                                                 ---------------------  ------------
                                                                               47,637       381,437
  Cost of shares redeemed                                                    (106,823)     (240,384)
                                                                 ---------------------  ------------
  Net increase (decrease) in net assets from share transactions               (59,186)      141,053
                                                                 ---------------------  ------------
Total increase (decrease) in net assets                                      (110,994)      105,099

NET ASSETS
  Beginning of period                                                       1,200,923     1,095,824
                                                                 ---------------------  ------------
  End of period                                                  $          1,089,929   $ 1,200,923
                                                                 =====================  ============
  (Including undistributed net investment income of
  (1222) for May 31, 1997

Shares of the Fund Sold and Redeemed
  Number of shares sold                                                         2,479        65,268
  Number of shares issued in reinvestment of dividends                          7,995        16,726
  Number of shares redeemed                                                   (23,079)      (52,815)

Net Increase (decrease) in Number of Shares Outstanding                       (12,605)       29,179
                                                                 =====================  ============

SEXTANT  GROWTH  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
INVESTMENTS





Issue                            Number of Shares    Cost    Market Value
-------------------------------  ----------------  --------  -------------


Common Stocks

Banking (8.9%)
Washington Mutual Savings Bank              3,000  $ 44,124  $     166,875

Construction (5.1%)
BMC West*                                   4,500    54,533         59,625
Butler Manufacturing                        1,000    31,071         35,875
                                                   --------  -------------
-                                               -    85,604         95,500

Computers  (15.1%)
Adobe Systems                               1,200    50,490         53,550
Award Software International                2,500    29,148         33,750
Hewlett-Packard                               800    42,650         41,200
Microsoft*                                    800    14,897         99,200
Oracle                                      1,200    37,879         55,950
                                                   --------  -------------
-                                               -   175,064        283,650

Electronics (12.7%)
FLIR Systems                                2,500    27,611         40,000
Gasonix International                       3,000    31,631         35,625
Merix                                       1,000    31,822         16,250
Micron Technology                           1,000    32,312         42,500
Motorola                                      700    40,511         46,462
US Robotics                                   700    29,726         58,800
                                                   --------  -------------
-                                               -   193,613        239,637

Investments (14.7%)
Franklin Resources                          1,200    13,562         77,700
McDonald & Co.                              2,000    34,347         76,750
Schwab, Charles                             3,025     9,117        122,891
                                                   --------  -------------
-                                               -    57,026        277,341
Medical (7.8%)
Genentech*                                  1,000    37,225         58,625
Ligand Pharmaceuticals                      4,000    49,132         47,500
Rotech Medical                              2,400    33,976         40,500
                                                   --------  -------------
-                                               -   120,333        146,625

Metal Ores (2.8%)
Cyprus Amax Minerals                        2,200    54,541         53,625


Oil & Gas Production (6.9%)
Atlantic Richfield                            450    51,620         65,475
Noble Drilling                              3,000    21,322         65,250
                                                   --------  -------------
-                                               -     3,000         21,322

Paper & Products (1.2%)
Boise Cascade                                 600    15,409         22,800

Pollution Control (2.3%)
Ionics                                        900    36,864         42,975

Retail (2.1%)
Albertson's                                 1,200    26,255         40,200


SEXTANT  GROWTH  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
INVESTMENTS,  CONT.






Issue                                     Number of Shares     Cost     Market Value
----------------------------------------  ----------------  ----------  -------------


Transportation (11.6%)
Airborne Freight                                     3,000      69,116        114,750
Fritz Companies*                                     4,000      51,640         43,500
Halter Marine Group                                    556       9,967         13,066
Trinity Industries                                   1,600      45,315         48,000
                                                            ----------  -------------
-                                                        -     176,038        219,316

Utilities (1.9%)
Washington Water Power                               2,000      37,079         36,000

Total Investments (93.1%)                           57,031  $1,024,950  $   1,645,866
                                                            ==========  =============
Other Assets (net of liabilities) (6.9%)                                 -     129,716
                                                                            ----------
Total Net Assets (100%)                                                  -  $1,775,582
                                                                            ==========

*non-income  producing


FINANCIAL  HIGHLIGHTS


Selected  data  per  share  of  capital  stock  outstanding  throughout  the  period:



                                           Six Months Ended    For Year Ended November 30,
                                                              -----------------------------
      May 31, 1997                               1996                     1995                 1994     1993     1992     1991
----------------------------------------  ------------------  -----------------------------  --------  -------  -------  -------


Net asset value at beginning of period    $            7.92   $                       7.42   $  5.82   $ 6.38   $ 5.93   $ 5.55
                                          ------------------  -----------------------------  --------  -------  -------  -------
  Income From Investment Operations
  Net Investment Income                                0.01                           0.00     (0.03)   (0.03)    0.01     0.01
  Net gains or losses on securities
    (both realized and unrealized)                     1.28                           0.50      1.82    (0.53)    0.45     0.38
                                          ------------------  -----------------------------  --------  -------  -------  -------
Total From Investment Operations                       1.29                           0.50      1.79    (0.56)    0.46     0.39
  Less Distributions
  Dividends (from net investment income)               0.00                           0.00      0.00     0.00    (0.01)   (0.01)
  Distributions (from capital gains)                   0.00                           0.00     (0.19)    0.00     0.00     0.00
                                          ------------------  -----------------------------  --------  -------  -------  -------
Total Distributions                                    0.00                           0.00     (0.19)    0.00    (0.01)   (0.01)
                                          ------------------  -----------------------------  --------  -------  -------  -------
Net asset value at end of period          $            9.21   $                       7.92   $  7.42   $ 5.82   $ 6.38   $ 5.93

Total Return                                          16.29%                          6.74%    30.76%    8.78%    7.76%    7.01%

Ratios / Supplemental Data
----------------------------------------
Net assets ($000), end of period          $           1,885   $                      1,616   $ 1,137   $1,010   $1,425   $1,321
Ratio of expenses to average net assets                0.34%                          0.95%     1.63%    1.50%    1.40%    1.60%
Ratio of net investment income to
  average net assets                                   0.13%                          0.01%     0.45%    0.43%    0.15%    0.17%
Portfolio turnover rate                                   5%                            32%       40%      12%      25%      46%
Average commission rate paid              $          0.0488   $                     0.0458   $0.0572







      May 31, 1997                         1990     1989     1988
----------------------------------------  -------  -------  -------


Net asset value at beginning of period    $ 4.93   $ 4.88   $ 4.88   $ 4.96
                                          -------  -------  -------  -------
  Income From Investment Operations
  Net Investment Income                     0.04     0.27     0.28     0.30
  Net gains or losses on securities
    (both realized and unrealized)          0.60     0.01     0.00    (0.08)
                                          -------  -------  -------  -------
Total From Investment Operations            0.64     0.28     0.28     0.22
  Less Distributions
  Dividends (from net investment income)   (0.02)   (0.23)   (0.28)   (0.30)
  Distributions (from capital gains)        0.00     0.00     0.00     0.00
                                          -------  -------  -------  -------
Total Distributions                        (0.02)   (0.23)   (0.28)   (0.30)
                                          -------  -------  -------  -------
Net asset value at end of period          $ 5.55   $ 4.93   $ 4.88   $ 4.88

Total Return                               11.79%    7.37%    5.22%    5.12%

Ratios / Supplemental Data
----------------------------------------
Net assets ($000), end of period          $  947   $   53   $1,356   $1,365
Ratio of expenses to average net assets     1.93%    1.06%    0.89%    0.25%
Ratio of net investment income to
  average net assets                        0.60%    5.25%    5.60%    5.86%
Portfolio turnover rate                       16%      29%      19%      20%
Average commission rate paid



  For  1996,  1995  and  for  each of the above years prior to 1992, all or a portion of the operating expenses were waived.  If these costs had and $.02, respectively.  The increase to the ratio of expenses to average net assets would have been 0.18, 0.21,
0.76,  1.02,  1.28,  2.02,  and  0.17,  respectively.
*not  annualized

SEXTANT  GROWTH  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
STATEMENT  OF  ASSETS  AND  LIABILITIES



For  the  six  months  ended  May  31,  1997





Assets
  Common stock investments (cost $1,094,892)                    $1,755,269
  Cash                                                             129,528
  Dividends receivable                                               1,261
  Insurance deposit                                                  1,214
                                                                ----------
    Total Assets                                                         -  $1,887,272
                                                                            -----------

Liabilities
  Payable to affiliate                                               2,287
                                                                ----------
    Total Liabilities                                                    -       2,287
                                                                            -----------

Net Assets                                                               -   1,884,985
                                                                            ===========

Fund shares outstanding                                                  -     204,694

Analysis of Net Assets
  Paid in capital (unlimited shares authorized, without par)-    1,244,827
  Undistributed net investment income (loss)                             -      (6,872)
  Accumulated net realized gain on investments                           -     (13,346)
  Unrealized net appreciation on investments                             -     660,376
                                                                            -----------
  Net Assets applicable to Fund shares outstanding              $1,884,985
                                                                ==========

Net Asset Value per share                                                -  $     9.21
                                                                            ===========


STATEMENT  OF  OPERATIONS



For  the  six  months    ended  May  31,  1997





Investment income
  Dividends                                                 8,236
                                                          --------
    Gross investment income                                     -     8,236
Expenses
  Investment adviser and administration fee                 2,571
  Custodial fees                                            1,191
  Professional fees                                         1,632
  Printing and postage                                        639
  Filing and registration fees                                623
  Other expenses                                              337
                                                          --------
  Total gross expenses                                      6,993
    Less earnings credits                                  (1,191)
  Net expenses                                                  -     5,802
                                                          --------  --------
    Net investment income                                       -     2,434
                                                          --------  --------
Net realized gain (loss) on investments
  Proceeds from sales                                      63,386
  Less cost of securities sold based on identified cost    67,202
                                                          --------
    Realized net gain (loss)                                    -    (3,816)
                                                          --------
Unrealized gain on investments
  End of period                                           660,376
  Beginning of period                                     398,808
                                                          --------
  Increase in unrealized gain for the period                    -   261,568
                                                          --------  --------
    Net realized and unrealized gain on investments             -   257,752
                                                          --------  --------
Net increase in net assets resulting from operations            -   260,186
                                                                    ========


SEXTANT  GROWTH  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
STATEMENT  OF  CHANGES  IN  NET  ASSETS






                                                         Six Months ended     Year ended
                                                          May. 31, 1997      Nov. 30, 1996
                                                        ------------------  ---------------


INCREASE IN NET ASSETS
Operations:
  Net investment Income                                 $           2,434   $          115
  Net realized gain (loss) on investments                          (3,816)          (5,688)
  Net increase in unrealized appreciation                         261,568          109,794
                                                        ------------------  ---------------
  Net increase  in net assets from operations                     260,186          104,221
                                                        ------------------  ---------------

Dividends to Shareowners From:
  Net investment income                                                 -                -
                                                        ------------------  ---------------
  Capital gains distributions                                           -                -
                                                        ------------------  ---------------

Fund Share Transactions:
  Proceeds from sales of shares                                   162,589          676,224
  Value of shares issued in reinvestment of dividends                   -                -
                                                        ------------------  ---------------
                                                                  162,589          676,224
  Cost of shares redeemed                                        (153,346)        (301,892)
                                                        ------------------  ---------------
  Net Increase in net assets from share transactions                9,243          374,332
                                                        ------------------  ---------------
Total increase in net assets                                      269,429          478,553

NET ASSETS
  Beginning of period                                           1,615,556        1,137,003
                                                        ------------------  ---------------
  End of period                                         $       1,884,985   $    1,615,556
                                                        ==================  ===============

Shares of the Fund Sold and Redeemed
  Number of shares sold                                            21,947           90,055
  Number of shares issued in reinvestment of dividends                  -                -
  Number of shares redeemed                                       (21,127)         (39,396)
                                                        ------------------  ---------------

Net Increase (decrease) in
    Number of Shares Outstanding                                      820           50,659
                                                        ==================  ===============

SEXTANT  INTERNATIONAL  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
INVESTMENTS






Issue                                Number of Shares   Cost   Market Value     Country
-----------------------------------  ----------------  ------  ------------  --------------


Common Stocks
Banking and Financial (14.3%)
Australia & New Zealand Bank ADR                  500  10,875        17,125  Australia
Aegon NV ADR                                      303  11,513        22,384  Netherlands
Banco Bilbao Vizcaya ADS                          400  15,505        28,150  Spain
Banco Latinoamericano de Export SA                200   9,325         9,425  Panama
Hutchison Whampoa ADR                             500  17,826        20,313  Hong Kong
Toronto Dominion Bank                             700  18,159        21,175  Canada
                                     ----------------  ------  ------------
-                                               2,603  83,203       118,572

Building Materials (3.4%)
C R H plc ADR                                     300  15,661        15,562  Ireland
Hanson plc ADR                                    500  12,090        12,813  United Kingdom
                                     ----------------  ------  ------------
-                                                 800  27,751        28,375

Chemicals (1.9%)
Phone Poulenc SA ADR                              500  15,859        16,125  France

Computers  (3.4%)
Dassault Systems SA ADR                           200  13,875        12,700  France
Olicom A/S                                        900  16,246        15,863  Denmark
                                     ----------------  ------  ------------
-                                               1,100  30,121        28,563

Consumer Products (4.1%)
Gucci Group NV                                    200  10,925        13,950  Italy
Coca Cola FEMSA S.A. ADR                          500   9,750        20,187  Mexico
                                     ----------------  ------  ------------
-                                                 700  20,675        34,137

Closed End Country Funds (7.2%)
Austria Fund                                    1,000   7,923         9,500  Austria
New Germany Fund                                1,000  12,417        15,500  Germany
Irish Investment Fund                             900  10,238        14,400  Ireland
Malaysia Fund                                     600   9,750         8,775  Malaysia
Singapore Fund                                  1,000  13,777        11,500  Singapore
                                     ----------------  ------  ------------
-                                               4,500  54,105        59,675

Electrical Equipment  (1.6%)
ABB AB ADR                                        100  10,000        13,619  Sweden

Medical-Drugs (4.9%)
Glaxo Wellcome plc ADR                            400   9,800        16,100  United Kingdom
Novo-Nordisk A/S ADR                              450  14,702        24,694  Denmark
                                     ----------------  ------  ------------
-                                                 850  24,502        40,794

Metals & Mining (5.1%)
Broken Hill Proprietary ADR                       400  11,700        11,550  Australia
Potash Corp of Saskatchewan                       200  14,675        16,425  Canada
RTZ Corp PLC ADS                                  200  11,375        13,950  United Kingdom
                                     ----------------  ------  ------------
-                                                 800  37,750        41,925



SEXTANT  INTERNATIONAL  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
INVESTMENTS






Issue                                      Number of Shares   Cost    Market Value      Country
-----------------------------------------  ----------------  -------  ------------  ---------------


Oil & Gas Production (7.4%)
Numac Energy                                          2,000    8,853         8,375  Canada
Petroleum Geo-Services A/S                              500   10,979        21,375  Norway
Total S.A. ADR                                          307    8,812        14,007  France
YPF SA ADS                                              600   12,344        17,925  Argentina
                                           ----------------  -------  ------------
-                                                     3,407   40,988        61,682

Paper Products (3.4%)
Abitibi-Price                                           800   11,847        14,400  Canada
Fletcher Challenge Paper ADR                            600   12,939        13,800  New Zealand
                                           ----------------  -------  ------------
-                                                     1,400   24,786        28,200

Photographic Equipment (3.4%)
Canon  ADR                                              100    8,687        12,688  Japan
Fuji Photo Film ADR                                     400   10,050        15,450  Japan
                                           ----------------  -------  ------------
-                                                       500   18,737        28,138

Telecommunications (16.8%)
BCE Inc                                                 900   15,830        23,850  Canada
British Sky Broadcasting ADS                            300   11,063        17,100  United Kingdom
Cable & Wireless plc ADS                                600   13,021        15,075  Hong Kong
PT Indosat ADR                                          300   10,584         8,962  Indonesia
Telebras ADS                                            300   15,051        41,212  Brazil
Telecom Corp New Zealand ADS                            300   10,050        11,512  New Zealand
                                                             -------
Telefonica de Espana ADS                                250   10,250        21,844  Spain
                                           ----------------  -------  ------------
-                                                     2,950   85,849       139,555

Transportation (6.1%)
British Airways                                         150   10,931        17,644  United Kingdom
Canadian Pacific Ltd.                                   500    8,164        13,250  Canada
Daimler-Benz ADS                                        250   16,406        19,812  Germany
                                           ----------------  -------  ------------
-                                                       900   35,501        50,706

Utilities-Electric (3.4%)
Enersis S.A. ADR                                        400   10,100        13,900  Chile
Energy Group plc ADR                                    400   14,390        14,300  United Kingdom
                                           ----------------  -------  ------------
-                                                       800   24,490        28,200

Utilities-Gas (2.3%)
Transport de Gas del Sur SA ADR                       1,500   18,808        18,938  Argentina


Total Investments (88.7%)                            23,410  553,125       737,204
Other Assets (net of liabilities) (11.3%)                       -           93,600
                                                                   ---------------
Total Net Assets (100%)                                         -  $       830,804
                                                                   ===============

SEXTANT  INTERNATIONAL  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
FINANCIAL  HIGHLIGHTS



Selected  data  per  share  of  capital  stock  outstanding  throughout  the  period:



                                                                       Sept. 28, '95
                                                                     For the Six Months     Year ended     (Inception) to
                                                                     ended May 31, 1997    Nov. 30, '96    Nov. 30, '95*
                                                                    --------------------  --------------  ----------------


Net asset value at beginning of period                              $              5.87   $        4.99   $          5.00
                                                                    --------------------  --------------  ----------------
  Income from investment operations
  Net investment income                                                            0.05            0.03             (0.02)
  Net gains or losses on securities (both realized and unrealized)                 0.68            0.88              0.01
                                                                    --------------------  --------------  ----------------
Total from investment operations                                                   0.73            0.91             (0.01)
                                                                    --------------------  --------------  ----------------
  Less distributions
  Dividends (from net investment income)                                           0.00           (0.03)             0.00
  Distributions (from capital gains)                                               0.00            0.00              0.00
                                                                    --------------------  --------------  ----------------
Total distributions                                                                0.00           (0.03)             0.00
                                                                    --------------------  --------------  ----------------
Net asset value at end of period                                    $              6.60   $        5.87   $          4.99
Total return                                                                      12.44%          18.16%           (0.20)%
Ratios/supplemental data
------------------------------------------------------------------
Net assets ($000), end of period                                    $               831   $         695   $           328
Ratio of expenses to average net assets                                            0.88%           1.80%             0.49%
Ratio of net investment income to average net assets                               0.84%           0.60%             0.38%
Portfolio turnover rate                                                              10%             11%               12%
Average commission rate paid                                        $            0.1293   $      0.0827   $        0.0192

   For  the  year  ended Nov. '96 and the period ended Nov. '95, all or a portion of the operating expenses were waived. n
these  periods would have been $.03 and $.01, respectively.   The increase to the ratio of expenses to average monthly net assets  would  be  .50%  and  .21  %,  respectively.
*  not  annualized

SEXTANT  INTERNATIONAL  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
STATEMENT  OF  ASSETS  AND  LIABILITIES



For  the  Six  Months  Ended  May  31,  1997





 Assets
   Common stock investments (cost $553,125)                     $737,203.00
   Cash                                                              93,427
   Dividends receivable                                               2,067
                                                                ------------
     Total Assets                                                         -   $832,697
                                                                              --------

 Liabilities
   Payable to affiliate                                               1,893
--------------------------------------------------------------  ------------
     Total Liabilities                                                    -      1,893
                                                                              --------

 Net assets                                                               -   $830,804
                                                                              ========

 Fund Shares Outstanding                                                  -    125,825
 Analysis of Net Assets
   Paid in capital  (unlimited shares authorized, without par)      652,423
   Undistributed net investment income (loss)                         5,004
   Accumulated net realized gain (loss) on investments              (10,701)
   Unrealized net appreciation on investments                       184,078
                                                                ------------
   Net Assets applicable to Fund shares outstanding                       -    830,804
                                                                              ========

 Net Asset Value per Share                                                -   $   6.60
                                                                              ========


STATEMENT  OF  OPERATIONS




For  the  Six  Months  Ended,  May  31,  1997




Investment income
  Dividends (net of $1,080 in foreign taxes)              $ 11,457
                                                          ---------
    Gross investment income                                      -   $11,457
Expenses
  Investment adviser and administration fee                  3,284
  Custodian fees                                             1,262
  Professional fees                                            861
  Filing and registration fees                                 508
  Printing and postage                                         347
  Other expenses                                               314
                                                          ---------
  Total gross expenses                                       6,576
    Less earnings credits                                   (1,262)
                                                          ---------
  Net expenses                                                   -     5,314
                                                          ---------  --------
    Net investment income                                        -     6,143
                                                          ---------  --------
Net realized gain (loss) on investments
  Proceeds from sales                                       60,297
  Less cost of securities sold based on identified cost     64,645
                                                          ---------
    Realized net loss                                            -    (4,348)
                                                          ---------
Unrealized gain on investments
  End of period                                            184,078
  Beginning of period                                       96,586
                                                          ---------
  Increase in unrealized gain for the period                     -    87,492
                                                          ---------  --------
    Net realized and unrealized gain on investments              -    83,144
                                                          ---------  --------
Net increase in net assets resulting from operations      $ 89,287
                                                          =========

SEXTANT  INTERNATIONAL  FUND          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)
STATEMENT  OF  CHANGES  IN  NET  ASSETS






                                                           Six Months ended     Year ended
                                                             May 31, 1997      Nov 30, 1996
                                                          ------------------  --------------


INCREASE IN NET ASSETS
Operations:
  Net investment Income                                   $           6,143   $       3,070
  Net realized gain (loss) on investments                            (4,348)         (5,169)
  Net increase  in unrealized appreciation                           87,492          94,408
                                                          ------------------  --------------
  Net increase (decrease) in net assets from operations              89,287          92,309
                                                          ------------------  --------------

Dividends to Shareowners From:
  Net investment income                                                   -          (3,068)
  Capital gains distributions                                             -               -
                                                          ------------------  --------------

Fund Share Transactions:
  Proceeds from sales of shares                                     105,181         440,062
  Value of shares issued in reinvestment of dividends                     -           3,068
                                                          ------------------  --------------
                                                                    105,181         443,130
  Cost of shares redeemed                                           (59,158)       (165,015)
                                                          ------------------  --------------
  Net increase in net assets from share transactions                 46,023         278,115
                                                          ------------------  --------------
Total increase in net assets                                        135,310         367,356

NET ASSETS
  Beginning of period                                               695,494         328,138
                                                          ------------------  --------------
  End of period                                           $         830,804   $     695,494
                                                          ==================  ==============
  (Including undistributed net investment income of
  ($1,138) for  Nov. 30,1996)

Shares of the Fund sold and redeemed
  Number of shares sold                                              21,405          83,056
  Number of shares issued in reinvestment of dividends                    -             523
  Number of shares redeemed                                         (14,116)        (30,837)
                                                          ------------------  --------------

Net Increase in
   Number of Shares Outstanding                                       7,289          52,742
                                                          ==================  ==============

NOTES  TO  FINANCIAL  STATEMENTS          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------
(GRAPHIC  OMITTED)

NOTE  1  -  ORGANIZATION
Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust's name was changed from Northwest Investors Trust on July 11, 1995. The Trust is registered as a no-load, open-end series invest-ment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

NOTE  2-SIGNIFICANT  ACCOUNTING  POLICIES
The following is a summary of the sig-nificant accounting policies followed by the Funds.

INVESTMENTS:
Securities traded on a national ex-change or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quo-tations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and ad-justed by the adviser under policies established by the Trustees.

The  cost  of  securities  is  the  same for accounting and Federal income tax
purposes.    Securities  trans-actions  are  recorded on trade date.  Realized gains  and  losses  are  recorded  on  the  identified  cost  basis.

INCOME  AND  EXPENSES:
Interest income is reduced by the amortization of bond premiums, on a con-stant yield-to-maturity basis from pur-chase date to maturity. Interest income is increased by accretion only for bonds underwritten as original issue discounts. Market dis-counts are recorded as realized gains upon disposition. Cash dividends from equity secu-rities are recorded as income on the ex-div-idend date.

Expenses  incurred  by  the  Trust on be-half of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. The Adviser has agreed to certain limits on ex-penses, as described below.

INCOME  TAXES:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute sub-stantially all of their taxable net invest-ment income and realized net gains on in-vest-ments. Therefore, no provision for Federal income taxes is required.

DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREOWNERS:
Dividends and distributions to share-owners are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions pur-chase additional shares at the net asset value on the payable date.

NOTE  3-TRANSACTIONS  WITH  AFFILIATED  PERSONS
Under a contract approved by shareowners on September 28, 1995, (the "Contract"), Saturna Capital Corporation provides investment ad-vi-sory services and certain other adminis-tra-tive and distribution services to conduct Trust busi-ness. Each of the Funds pays the Adviser an Investment Advisory and Administrative Services Fee (the "Base Fee") of .60% of average net assets per annum, payable monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index (the "Performance Adjustment"). No performance adjustment is applicable during the first year any Agreement is in place. The Adviser has voluntrily undertaken to limit expenses of Sextant Bond Income Fund and Sextant Short-Term Bond Fund to 0.60% through March 31, 1997 and waives its investment advisory and administrative fee as to either Fund completely so long as assets of that Fund are less than $2 million.

NOTES  TO  FINANCIAL  STATEMENTS          1997  SEMI-ANNUAL  REPORT
-----------------------------------------------------------------

For the six months ended May 31, 1996, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $3,357 and $3,912, respectively. Sextant International Fund incurred advisory expenses of $1,466 and Sextant Short-Term Bond Fund incurred advisory expenses of $7,609.

In accordance with the expense waiver noted above, for the six months ended May 31, 1996, Saturna Capital waived $3,768 of the Sextant Short-Term Bond Fund advisory fee and $3,357 of that of Sextant Bond Income Fund.

In accordance with the Funds' agreement with their custodian bank, National City Bank, for the six months ended May 31, 1996, custodian fees of Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund and Sextant International Fund, amounted to $1,059, $622, $950 and $972,
respectively.    Bank  earnings  credits  eliminated  these  charges.

One trustee, who also serves as the president of the Trust, is a di-rector and president of the Adviser. Prior to January 1, 1996, all trustees served without compensa-tion. Since that date, unaffiliated trustees began to receive $100 per Board or committee meeting attended. On May 31, 1996, trustees, officers and their immediate families as a group owned 14%, 30% 14% and 34% of the outstanding shares of Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund and Sextant International Fund, respectively.

The Trust acts as a distributor of its own shares, except in those states in which Investors National Corporation (a sub-si-diary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as dis-tributor without compensation.

Investors National Corporation is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $1,381 and $962, respectively in commissions at deep discount rates during the six months ended May 31, 1996.

NOTE  4-INVESTMENTS
At May 31, 1996, the net unrealized appreciation of investments for Sextant Bond Income Fund of ($93,780) comprised net unrealized gains of $0 and unrealized losses of ($93,780). Additionally, the net unrealized appreciation of investments for Sextant Growth Fund, Sextant Short-Term Bond Fund and Sextant International Fund were $356,504, ($37,205), and $43,443, which consist of gains of $375,244, $9,012, and $52,934, and unrealized losses of ($18,740), ($46,217) and ($9,491), respectively.

During the six months ended May 31, 1996, Sextant Short-Term Bond Fund purchased $2,715,477 of securities and sold $461,020. Comparable figures for Bond Income Fund are $853,224 and $802,093; for Growth Fund $412,818, and $160,404, and for International Fund $175,247 and $20,563. Included in the above amounts for Sextant Short-Term Bond Fund and Sextant Bond Income Fund are purchases of $619,792 and $197,320, and sales of $311,021 and $104,008 of
U.S.  Government  securities,  respectively.

(GRAPHIC  OMITTED)
SATURNA  CAPITAL
Mutual  Funds
1300  No.  State  Street
Bellingham,  WA  98225-4730

800/SATURNA
(800/728-8762)
www.saturna.com

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Trust. The Sextant Funds are series of Saturna Investment Trust

SEXTANT
Mutual  Funds
(GRAPHIC  OMITTED)

SHORT-TERM  BOND
BOND  INCOME
GROWTH
INTERNATIONAL

SEMI-ANNUAL  REPORT
MAY  31,  1997
(GRAPHIC  OMITTED)